Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.00	$ 10.00
Common stock subject to possible redemption, shares	15,712,245	15,736,221
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	5,665,005	5,641,029
Common stock, shares outstanding	5,665,005	5,641,029